Adjusting items included in results of associates and joint ventures	6 Months Ended
Jun. 30, 2024
Adjusting Items Included In Results Of Associates And Joint Ventures [Abstract]
Adjusting items included in results of associates and joint ventures	Adjusting items included in results of associates and joint ventures
Adjusting items included in results of associates and joint ventures was a credit of £1,367 million in the first six months of 2024 (30 June
2023: £15 million charge).
The credit in the six months ended 30 June 2024 is largely in respect of the sale by the Group of 436,851,457 ordinary shares held in the
Group's associate, ITC in India. The sale represents 3.5% of ITC's ordinary shares. The gain of £1,361 million has been treated as an adjusting item. Subsequent to the sale, the Group's share of ITC has reduced from 29.02% (31 December 2023) to 25.49% at 30 June
2024.
The net charge in the six months ended 30 June 2023 related to a gain of £16 million (being a deemed gain as the Group’s interest in ITC decreased from 29.19% to 29.12% as a result of ITC issuing ordinary shares under the company’s Employees Share Option Scheme) that was more than offset by an impairment charge of £35 million (or £33 million net of tax) in respect of the Group's investment in
Organigram Holdings Inc.
The share of post-tax results of associates and joint ventures is after the adjusting items noted above, which are excluded from the calculation of adjusted earnings per share as set out on page 34.